Unaudited Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid in Capital	Retained Earnings (Accumulated Deficits)	Non-controlling interest	Class A [2]	Class B	[2]	Total
Balance at Oct. 31, 2023		$ 5,278	[1]		[1]	$ (457,183)	$ (4,955,326)	$ (1,857,575)				$ (7,264,806)
Balance (in Shares) at Oct. 31, 2023	[1]	2,110,983
Issuance of shares for services		$ 150	[1]		[1]	825,575						825,725
Issuance of shares for services (in Shares)	[1]	60,000
Ordinary shares issued for convertible notes settlement		$ 2	[1]		[1]	8,466						8,468
Ordinary shares issued for convertible notes settlement (in Shares)	[1]	600
Net income (loss) for the period			[1]		[1]		(771,665)	527,657				(244,008)
Balance at Apr. 30, 2024		$ 5,430	[1]		[1]	376,858	(5,726,991)	(1,329,918)				(6,674,621)
Balance (in Shares) at Apr. 30, 2024	[1]	2,171,583
Balance at Oct. 31, 2023		$ 5,278	[1]		[1]	(457,183)	(4,955,326)	(1,857,575)				(7,264,806)
Balance (in Shares) at Oct. 31, 2023	[1]	2,110,983
Balance at Oct. 31, 2024		$ 11,790	[1]		[1]	33,904,575	(28,553,022)	3,372,271				8,735,614
Balance (in Shares) at Oct. 31, 2024		4,715,419	[1]						4,715,419
Share-based compensation		$ 1,075	[1]		[1]	24,290,610						24,291,685
Share-based compensation (in Shares)	[1]	430,169
Issuance of shares for warrants settlement			[1]	$ 250	[1]	(250)
Issuance of shares for warrants settlement (in Shares)	[1]			100,000
Issuance of shares for warrants exercise		$ 966	[1]		[1]	374,164						375,130
Issuance of shares for warrants exercise (in Shares)	[1]	386,427
Issuance of shares for private placement		$ 170	[1]		[1]	4,452,829						4,452,999
Issuance of shares for private placement (in Shares)	[1]	67,985
Warrants modification			[1]		[1]	2,930,495	(2,930,495)
Net income (loss) for the period			[1]		[1]		(13,303,196)	897,412				(12,405,784)
Balance at Apr. 30, 2025		$ 14,001	[1]	$ 250	[1]	$ 65,952,423	$ (44,786,713)	$ 4,269,683				$ 25,449,644
Balance (in Shares) at Apr. 30, 2025		5,600,000	[1]	100,000	[1]				5,600,000	100,000

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.
[2]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.